SEGMENTAL ANALYSIS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEGMENTAL ANALYSIS (Details) [Line Items]
Gain (Loss) on Sale of Leased Assets, Net, Operating Leases	£ 41	£ 60	£ 32
Expense due to unwinding of discount on provisions	(53)	(44)	(23)
Liability management	(244)
Volatility And Other Items [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	214	(145)
Gains (Losses) On Volatile Items	(88)	95
Amortisation, intangible assets other than goodwill	68	108
Expense of restructuring activities	471	879
Expense due to unwinding of discount on provisions	£ 275	£ 319
Write-Off of the ECN [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on financial assets at fair value through profit or loss			(30)
Gains (Losses) On Volatile Items			263
Amortisation, intangible assets other than goodwill			91
Expense of restructuring activities			621
Expense due to unwinding of discount on provisions			270
Liability management			£ (14)